Schedule of Investments (unaudited)
October 31, 2023
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified Telecommunication Services — 0.6%
Cellnex Telecom SA(a)	47,275	$ 1,389,701
Health Care — 1.6%
Ensign Group, Inc. (The)	42,809	4,135,349
Health Care REITs — 7.3%
Physicians Realty Trust	423,528	4,599,514
Ventas, Inc.	71,017	3,015,382
Welltower, Inc.	128,765	10,766,041
		18,380,937
Hotel & Resort REITs — 3.3%
Host Hotels & Resorts, Inc.	93,476	1,447,008
Ryman Hospitality Properties, Inc.	78,291	6,701,710
		8,148,718
Industrial REITs — 13.6%
Prologis, Inc.	185,465	18,685,599
Rexford Industrial Realty, Inc.	242,116	10,469,096
STAG Industrial, Inc.	147,557	4,901,843
		34,056,538
Office REITs — 7.2%
Alexandria Real Estate Equities, Inc.	80,012	7,451,518
Boston Properties, Inc.	88,813	4,757,712
Cousins Properties, Inc.	158,849	2,838,632
SL Green Realty Corp.	102,555	3,003,836
		18,051,698
Real Estate Management & Development — 0.6%
Corporación Inmobiliaria Vesta SAB de CV, ADR(b)	45,443	1,428,728
Residential REITs — 15.8%
AvalonBay Communities, Inc.	70,869	11,745,828
Equity Residential	52,736	2,917,883
Invitation Homes, Inc.	281,737	8,364,772
Mid-America Apartment Communities, Inc.	25,822	3,050,869
Sun Communities, Inc.	57,788	6,428,337
UDR, Inc.	219,869	6,994,033
Veris Residential, Inc.	5,544	74,234
		39,575,956
Retail REITs — 14.6%
Agree Realty Corp.	154,424	8,638,478
Federal Realty Investment Trust	66,532	6,067,053
Security	Shares	Value
Retail REITs (continued)
Regency Centers Corp.	163,181	$ 9,833,287
Simon Property Group, Inc.	71,263	7,831,091
Spirit Realty Capital, Inc.	119,739	4,309,407
		36,679,316
Specialized REITs — 42.4%
American Tower Corp.	134,758	24,012,528
Crown Castle, Inc.	63,975	5,948,396
Digital Realty Trust, Inc.	87,571	10,890,330
EPR Properties	105,280	4,495,456
Equinix, Inc.	25,827	18,844,412
Extra Space Storage, Inc.	104,929	10,869,595
Public Storage	24,310	5,803,040
SBA Communications Corp.	41,821	8,725,115
VICI Properties, Inc.	448,011	12,499,507
Weyerhaeuser Co.	142,384	4,084,997
		106,173,376
Total Long-Term Investments — 107.0% (Cost: $275,059,525)		268,020,317
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.24%(c)(d)	2,800,485	2,800,485
SL Liquidity Series, LLC, Money Market Series, 5.53%(c)(d)(e)	248,679	248,779
Total Short-Term Securities — 1.2% (Cost: $3,049,245)		3,049,264
Total Investments — 108.2% (Cost: $278,108,770)		271,069,581
Liabilities in Excess of Other Assets — (8.2)%		(20,611,136)
Net Assets — 100.0%		$ 250,458,445
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
October 31, 2023
BlackRock Real Estate Securities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 5,717,880	$ —	$ (2,917,395)(a)	$ —	$ —	$ 2,800,485	2,800,485	$ 252,002	$ —
SL Liquidity Series, LLC, Money Market Series	—	248,722(a)	—	38	19	248,779	248,679	349(b)	—
				$ 38	$ 19	$ 3,049,264		$ 252,351	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	119,038	EUR	112,000	Morgan Stanley & Co. International PLC	01/16/24	$ 92
USD	1,096,388	EUR	1,034,000	Morgan Stanley & Co. International PLC	01/16/24	(1,741)
						$ (1,649)

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Morgan Stanley & Co. International PLC(b)	10/24/25	$ 431,802	$ (29,657)(c)	$ 398,461	0.2%
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $3,684 of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	20 basis points
Benchmarks:	USD Overnight Fed Funds Effective Rate

Schedule of Investments (unaudited)  (continued)
October 31, 2023
BlackRock Real Estate Securities Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 24, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Office REITs
SL Green Realty Corp.	13,604	$ 398,461	100.0%
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$ 398,461
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified Telecommunication Services	$ —	$ 1,389,701	$ —	$ 1,389,701
Health Care Providers & Services	4,135,349	—	—	4,135,349
Health Care REITs	18,380,937	—	—	18,380,937
Hotel & Resort REITs	8,148,718	—	—	8,148,718
Industrial REITs	34,056,538	—	—	34,056,538
Office REITs	18,051,698	—	—	18,051,698
Real Estate Management & Development	1,428,728	—	—	1,428,728
Residential REITs	39,575,956	—	—	39,575,956
Retail REITs	36,679,316	—	—	36,679,316
Specialized REITs	106,173,376	—	—	106,173,376

Schedule of Investments (unaudited)  (continued)
October 31, 2023
BlackRock Real Estate Securities Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 2,800,485	$ —	$ —	$ 2,800,485
	$ 269,431,101	$ 1,389,701	$ —	270,820,802
Investments valued at NAV(a)				248,779
				$ 271,069,581
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 92	$ —	$ 92
Liabilities
Equity Contracts	—	(29,657)	—	(29,657)
Foreign Currency Exchange Contracts	—	(1,741)	—	(1,741)
	$ —	$ (31,306)	$ —	$ (31,306)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
OTC	Over-the-Counter
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